UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Managed Account

CoreBuilder SharesSM - Series M

Semi-Annual Report

June 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns (%) as of June 30, 2015

	Inception date	1 year	5 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares - Series M	4-14-2008	4.36	7.53	8.36
Barclays Municipal Bond Index[1]	–	3.00	4.50	4.79

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	3

Credit quality[2] as of June 30, 2015

Effective maturity distribution[3] as of June 30, 2015

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

[3]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares - Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during the period[1]		Net annualized expense ratio
Actual	$1,000.00	$1,001.53	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	*	0.00	%*

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	5

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 102.24%

Alabama: 1.09%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,500,705
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	827,253
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	785,000	838,215

				3,166,173

Arizona: 3.17%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	580,789
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	525,920
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	325,000	346,018
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	980,620
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,253,403
Pima County AZ IDA Refunding Bond Facility Desert Heights Charter (Education Revenue)	7.00	5-1-2034	1,000,000	1,033,090
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,000,000	2,170,340
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,333,080
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	535,160
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	468,977

				9,227,397

California: 5.16%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,105,640
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,155,330
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue)	5.00	1-1-2022	250,000	259,833
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,031,410
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	293,395
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	432,939
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	583,855
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	118,499
California Various Purposes (GO)	6.00	4-1-2038	200,000	233,356
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	500,000	259,525
Gilroy CA Unified School District Prerefunded Bond CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	76,340
Gilroy CA Unified School District Unrefunded Bond CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	34,236
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	3,740,894
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	68,435

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50%	3-1-2041	$150,000	$154,245
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	562,010
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	260,666
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	532,220
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	175,151
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	558,365
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	102,471
Tahoe Forest CA Hospital District (Health Revenue)	5.00	7-1-2036	1,000,000	1,010,130
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,119,220
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,134,970

				15,003,135

Colorado: 0.82%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	225,472
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	284,360
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	295,357
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	571,175
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,008,400

				2,384,764

Delaware: 0.51%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,468,470

District of Columbia: 0.31%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	317,674
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	70,000	77,741
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	519,574

				914,989

Florida: 2.74%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	554,100
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	278,080
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,155,640
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	249,353
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	5-1-2031	3,000,000	3,461,760
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,200,810
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,060,980

				7,960,723

Georgia: 0.02%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	53,197

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Guam: 1.16%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$365,000	$398,591
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,104,020
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	83,522
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	631,362
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	576,385
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	578,815

				3,372,695

Idaho: 0.31%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	118,116
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	512,385
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	259,243

				889,744

Illinois: 24.57%
Bureau County IL Township High School District #502 Series A (GO, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	899,258
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	4,380,000	3,268,444
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	3,250,000	2,303,145
Chicago IL Board of Education CAB Series A (GO, AGM Insured)	5.00	12-1-2042	725,000	631,519
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.07	3-1-2032	3,000,000	2,971,740
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	262,888
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2021	2,555,000	2,754,622
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	996,420
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	375,000	385,414
Chicago IL CAB Series A (GO, National Insured)	5.59	1-1-2023	950,000	982,984
Chicago IL City Colleges Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2031	800,000	344,976
Chicago IL Emergency Telephone System Project (GO, National Insured)	5.50	1-1-2023	555,000	599,539
Chicago IL Library Project Series D (GO)	5.00	1-1-2021	440,000	447,770
Chicago IL Modern Schools Across Chicago Program Series A (GO)	4.00	12-1-2018	445,000	447,626
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,080,920
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,666,650
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,118,800
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2030	2,250,000	2,373,593
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2031	3,500,000	3,669,960
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2033	2,785,000	2,907,039
Chicago IL Series A (GO)	4.00	1-1-2020	440,000	436,603
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	930,000	932,399
Chicago IL Series A (GO)	5.25	1-1-2021	570,000	580,688
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	549,120
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	1,500,000	1,535,970
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2018	735,000	737,771
Chicago IL Series C (GO) ¤	0.00	1-1-2021	610,000	463,100
Chicago IL Series C (GO)	4.00	1-1-2021	750,000	733,688

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Series C (GO, National Insured)	5.00%	1-1-2029	$1,000,000	$1,015,970
Chicago IL Series C (GO)	5.00	1-1-2034	1,300,000	1,219,387
Chicago IL Wastewater Transmission (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,050,340
Chicago IL Water Revenue (Water & Sewer Revenue)	4.00	11-1-2020	550,000	582,472
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,055,820
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	1,000,000	1,050,650
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	1,000,000	1,087,830
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	1,000,000	1,115,380
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO, AGM Insured) ¤	0.00	12-1-2025	1,000,000	615,810
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	423,341
Cook County IL Series A (GO)	5.00	11-15-2020	600,000	648,504
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	318,726
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,000,000	2,125,760
Illinois (GO, AGM Insured)	5.00	4-1-2026	1,130,000	1,216,163
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,362,138
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,049,450
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	224,612
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	50,000	50,568
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	525,000	534,513
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	545,800
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	445,932
Illinois Series A (Tax Revenue)	5.00	6-1-2019	225,000	242,107
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	1,905,000	2,076,869
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,622,325
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,713,700
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	366,240
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,096,390
Kane Cook & DuPage Counties IL Series A (GO)	5.00	1-1-2034	1,000,000	1,097,160
Kane Cook & DuPage Counties IL Series D (GO)	5.00	1-1-2034	1,700,000	1,865,172
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	68,250
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, National Insured) ¤	0.00	6-15-2030	5,100,000	2,632,569
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	12-15-2029	5,000,000	2,668,700
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	378,008
Village Bolingbrook IL (GO, AGM Insured)	5.00	1-1-2031	500,000	544,155
Will County IL School District #114 Prerefunded Bond CAB School Series C (GO, National Insured) ¤	0.00	12-1-2017	145,000	140,992
Will County IL School District #114 Unrefunded Bond CAB School Series C (GO, National Insured) ¤	0.00	12-1-2017	110,000	103,302

				71,437,751

Indiana: 1.60%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,087,900
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,059,820
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	679,766

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25%	10-1-2031	$1,310,000	$1,495,771
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.88	11-15-2031	150,000	151,076
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	155,000	163,568

				4,637,901

Iowa: 0.24%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2022	700,000	704,116

Kentucky: 0.23%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	676,214

Louisiana: 3.33%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	750,000	860,183
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2031	1,500,000	1,652,505
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2032	1,000,000	1,103,360
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	567,575
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,238,080
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2019	2,000,000	2,272,340

				9,694,043

Maine: 0.13%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	170,345
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	198,277

				368,622

Maryland: 0.05%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	137,491

Massachusetts: 0.04%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	115,323

Michigan: 5.99%
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	770,000	823,307
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	828,556
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,312,440
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,083,630
Michigan Hospital Finance Authority McLaren Healthcare Series C (Health Revenue)	5.00	8-1-2035	725,000	727,944
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	49,237

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00%	11-1-2015	$50,000	$50,502
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	160,000	103,998
Michigan Public Educational Facilities Authority Landmark Academy (Education Revenue)	6.00	6-1-2020	480,000	500,894
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	3,500,000	3,549,070
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	497,690
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	787,143
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,227
Wayne County MI Airport Revenue Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,867,566
Wayne County MI Building Improvement Series A (GO)	6.75	11-1-2039	935,000	896,291
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	456,656

				17,407,151

Mississippi: 0.38%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,114,460

Missouri: 0.39%
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	370,000	373,892
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	760,643

				1,134,535

New Hampshire: 1.05%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,144,730
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	1,690,000	1,897,786

				3,042,516

New Jersey: 6.02%
Bayonne NJ School (GO, AGM Insured)	5.00	7-15-2021	1,300,000	1,476,059
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,654,094
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	293,670
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	309,222
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.67	3-1-2028	1,000,000	981,270
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2029	8,150,000	8,384,720
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,500,000	1,649,640
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	265,618
Newark NJ Qualified General Improvement Series A (GO)	5.00	7-15-2025	2,355,000	2,503,483

				17,517,776

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	11

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.86%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.87%	11-1-2039	$2,500,000	$2,503,675

New York: 10.18%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	562,120
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.25	11-15-2044	5,000,000	5,600,600
Monroe County NY Industrial Development Agency Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	0.34	7-1-2027	2,910,000	2,910,000
Monroe County NY Industrial Development Agency Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	544,930
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	169,727
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	562,505
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(n)(m)	0.12	4-1-2017	125,000	123,125
New York NY Housing Development Corporation 8 Spruce Street Class E (Housing Revenue)	3.50	2-15-2048	2,000,000	1,990,820
New York NY Series F-1 (GO)	5.00	3-1-2032	1,000,000	1,120,790
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.35	11-1-2022	8,045,000	8,045,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	3,500,000	3,490,375
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	700,000	743,421
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	811,770
Oyster Bay NY Public Improvement (GO)	3.00	8-15-2019	875,000	893,795
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	562,525
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,073,000
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	404,325

				29,608,828

Ohio: 5.43%
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.84	5-1-2038	5,000,000	4,966,250
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	664,330
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	160,000	175,590
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,158,380
Ohio Private Activity Revenue Series A (Industrial Development Revenue, AGM Insured)	5.00	12-31-2029	1,630,000	1,808,648
Ohio Water Development Authority Series A (Water & Sewer Revenue) ±	3.75	7-1-2033	6,000,000	6,002,700

				15,775,898

Oregon: 0.27%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	587,210
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	196,490

				783,700

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 8.99%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25%	7-15-2023	$600,000	$625,134
Allegheny County PA Series C-72 (GO)	5.25	12-1-2032	1,000,000	1,134,430
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.57	11-1-2039	2,000,000	2,044,860
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	339,472
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	65,000	65,219
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,619,898
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	731,254
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	844,010
Pennsylvania EDFA Bridges FinCo LP (Industrial Development Revenue)	5.00	12-31-2034	1,000,000	1,075,370
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ±	0.00	12-1-2038	1,000,000	1,080,720
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	2,000,000	2,069,700
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,111,680
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	295,000	308,865
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	165,000	166,132
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	468,261
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	255,000	271,534
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	306,777
Philadelphia PA Series A (GO) %%	5.00	8-1-2025	950,000	1,095,236
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,000,000	1,132,960
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,287,873
Reading PA Water Authority (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,383,088
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	7,000,000	6,983,830

				26,146,303

Puerto Rico: 0.49%
Puerto Rico Highway & Transportation Authority Series J (Tax Revenue, National Insured)	5.00	7-1-2015	1,425,000	1,425,000

South Carolina: 0.46%
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	244,711
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,084,720

				1,329,431

Tennessee: 3.63%
Shelby County TN HEFA Methodist Le Bonheur Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.08	6-1-2042	8,000,000	8,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	166,262
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	1,000,000	1,142,760
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,259,115

				10,568,137

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2015 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Texas: 5.31%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13%	3-1-2044	$1,250,000	$1,322,200
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,679,600
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	2,100,000	2,045,484
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	650,000	694,850
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	200,000	208,748
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	110,000	115,854
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	386,572
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	2,000,000	2,027,780
Port Houston TX Authority Series D-1 (GO)	5.00	10-1-2035	2,190,000	2,530,173
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,129,190
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	274,669
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	61,011
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,588,704
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	373,016

				15,437,851

Utah: 0.07%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	150,000	152,529
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	7-15-2015	60,000	60,034

				212,563

Vermont: 1.77%
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2018	280,000	306,678
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	111,444
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.18	6-2-2042	4,209,914	4,215,261
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.28	12-3-2035	500,000	499,985

				5,133,368

Virginia: 2.75%
Fairfax County VA EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.26	6-1-2037	8,000,000	8,000,000

Washington: 2.33%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	522,880
Washington HCFR Catholic Health Series A (Health Revenue) %%	5.00	1-1-2029	1,300,000	1,432,222
Washington HCFR Catholic Health Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.28	3-1-2032	4,820,000	4,820,000

				6,775,102

Wisconsin: 0.39%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,127,340

Total Municipal Obligations (Cost $293,542,994)				297,256,382

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2015 (unaudited)

Security name	Yield		Shares	Value

Short-Term Investments: 1.26%

Investment Companies: 1.06%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01%		3,079,915	$3,079,915

		Maturity date	Principal
U.S. Treasury Securities: 0.20%
U.S. Treasury Bill (z)#	0.00	9-17-2015	$575,000	575,003

Total Short-Term Investments (Cost $3,654,906)				3,654,918

Total investments in securities (Cost $297,197,900) *	103.50%	300,911,300
Other assets and liabilities, net	(3.50)	(10,165,125)

Total net assets	100.00%	$290,746,175

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $297,197,897 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,768,512
Gross unrealized losses	(3,055,109)

Net unrealized gains	$3,713,403

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2015 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	15

Assets
Investments
In unaffiliated securities, at value (cost $294,117,985)	$297,831,385
In affiliated securities, at value (cost $3,079,915)	3,079,915

Total investments, at value (cost $297,197,900)	300,911,300
Cash	45,500
Receivable for investments sold	180,000
Receivable for Fund shares sold	763,797
Receivable for interest	2,790,513

Total assets	304,691,110

Liabilities
Dividends payable	790,868
Payable for investments purchased	10,371,334
Payable for Fund shares redeemed	2,782,733

Total liabilities	13,944,935

Total net assets	$290,746,175

NET ASSETS CONSIST OF
Paid-in capital	$287,013,511
Undistributed net investment income	110
Accumulated net realized gains on investments	19,154
Net unrealized gains on investments	3,713,400

Total net assets	$290,746,175

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets	$290,746,175
Shares outstanding[1]	24,889,112
Net asset value per share	$11.68

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statement of operations—six months ended June 30, 2015 (unaudited)

Investment income
Interest	$4,391,392
Income from affiliated securities	558

Total investment income	4,391,950

Expenses
Custody and accounting fees	7,507
Professional fees	41,054
Registration fees	41,280
Shareholder report expenses	10,383
Trustees’ fees and expenses	12,582
Other fees and expenses	1,957

Total expenses	114,763
Less: Fee waivers and/or expense reimbursements	(114,763)

Net expenses	0

Net investment income	4,391,950

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	155,842
Futures transactions	(161,150)

Net realized losses on investments	(5,308)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,852,993)
Futures transactions	540,866

Net change in unrealized gains (losses) on investments	(4,312,127)

Net realized and unrealized gains (losses) on investments	(4,317,435)

Net increase in net assets resulting from operations	$74,515

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares - Series M	17

	Six months ended June 30, 2015 (unaudited)		Year ended December 31, 2014

Operations
Net investment income		$4,391,950		$5,878,974
Net realized gains (losses) on investments		(5,308)		2,810,605
Net change in unrealized gains (losses) on investments		(4,312,127)		9,377,723

Net increase in net assets resulting from operations		74,515		18,067,302

Distributions to shareholders from
Net investment income		(4,388,722)		(5,907,674)
Net realized gains		0		(2,341,512)

Total distributions to shareholders		(4,388,722)		(8,249,186)

Capital share transactions	Shares		Shares
Proceeds from shares sold	8,423,672	99,598,083	11,420,063	133,399,916
Reinvestment of distributions	0	0	20	240
Payment for shares redeemed	(2,306,568)	(27,153,863)	(2,195,765)	(25,515,742)

Net increase in net assets resulting from capital share transactions		72,444,220		107,884,414

Total increase in net assets		68,130,013		117,702,530

Net assets
Beginning of period		222,616,162		104,913,632

End of period		$290,746,175		$222,616,162

Undistributed net investment income		$110		$(3,118)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares - Series M	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2015 (unaudited)	Year ended December 31
		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.86	$10.99	$11.61	$10.93	$10.28	$10.26
Net investment income	0.20	0.44	0.44	0.44	0.52	0.52
Net realized and unrealized gains (losses) on investments	(0.18)	1.00	(0.60)	0.93	0.70	0.14

Total from investment operations	0.02	1.44	(0.16)	1.37	1.22	0.66
Distributions to shareholders from
Net investment income	(0.20)	(0.44)	(0.43)	(0.44)	(0.52)	(0.52)
Net realized gains	0.00	(0.13)	(0.03)	(0.25)	(0.05)	(0.12)

Total distributions to shareholders	(0.20)	(0.57)	(0.46)	(0.69)	(0.57)	(0.64)
Net asset value, end of period	$11.68	$11.86	$10.99	$11.61	$10.93	$10.28
Total return[1]	0.15%	13.27%	(1.37)%	12.81%	12.18%	6.53%
Ratios to average net assets (annualized)
Net expenses	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%
Net investment income	3.38%	3.66%	3.94%	3.76%	4.91%	4.93%
Supplemental data
Portfolio turnover rate	6%	37%	56%	57%	47%	41%
Net assets, end of period (000s omitted)	$290,746	$222,616	$104,914	$49,911	$19,227	$7,957

[1]	Returns for periods of less than one year are not annualized.

[2]	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Gross expense ratios were as follows:
Six months ended June 30, 2015 (unaudited)	0.09%
Year ended December 31, 2014	0.10%
Year ended December 31, 2013	0.08%
Year ended December 31, 2012	0.24%
Year ended December 31, 2011	0.88%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	19

1. ORGANIZATION

Wells Fargo FundsTrust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

20	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, the Fund had $516,406 of current year deferred post-October capital losses which was recognized on the first day of the current fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$297,133,257	$123,125	$297,256,382

Short-term investments
Investment companies	3,079,915	0	0	3,079,915
U.S. Treasury securities	575,003	0	0	575,003
	$3,654,918	$297,133,257	$123,125	$300,911,300

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2015 were $85,459,210 and $14,914,980, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of June 30, 2015, the Fund did not have any open futures contracts. The Fund had an average notional amount of $23,572,796 in short futures contracts during the six months ended June 30, 2015.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2015, the Fund paid $118 in commitment fees.

22	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements (unaudited)

For the six months ended June 30, 2015, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At June 30, 2015, the following shareholders held 97.40% of the outstanding shares of the Fund:

% of ownership
Morgan Stanley Smith Barney LLC	24.50%
Pershing LLC	15.40
UBS Financial Services Incorporated	57.50

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Managed Account CoreBuilder Shares (SM) – Series M (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser was reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	27

Fund’s business. The Board further noted Funds Management’s report that it is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure of the Fund in deciding to re-approve the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was reasonable, in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable, in light of the services covered by the Sub-Advisory Agreement.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Funds Management reported on the methodologies and estimates used in calculating profitability. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.

The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser was reasonable.

28	Wells Fargo Managed Account CoreBuilder Shares - Series M	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about the Fund is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-368-0627. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

235284 08-15 SCBM/SAR130 06-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 24, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	August 24, 2015